RIGHT OF USE AND LEASE LIABILITIES - Schedule of Detailed information about cash outflow related to leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Amounts recognized in the statement of income and losses
Interest expense on lease liabilities	R$ 200,246	R$ 210,669		R$ 229,544
Amortization of right of use	927,866	998,009
Appropriation in the result of variable lease installments not included in the measurement of lease liabilities	68,483	70,075
Sublease revenue	(24,762)	(30,026)
Short-term lease expenses and low-value assets	69,773	83,468
Benefits granted by lessor related to Covid-19	(19,740)	(80,037)
Other lease-related expenses	69,284	58,609
Adjustment to recoverable value of right-of-use assets - impairment	30,785	4,690	[1]
Total	1,321,935	1,315,457
Amounts recognized in the financing activities in the cash flow statement
Lease payments (principal)	953,048	1,077,611		R$ 843,338
Amounts recognized in the operating activities in the cash flow statement:
Lease payments (interest)	199,769	219,574
Variable lease payments, not included in the measurement of lease liabilities	65,157	70,787
Short-term and low-value assets lease payments	54,727	74,188
Other lease-related payments	102,354	95,824
Total	R$ 1,375,055	R$ 1,537,984

[1]	On December 31, 2021, an impairment of R$4,690 was recorded referring to the impairment loss of some stores of the Natura and The Body Shop.